Fair Value Measurements (Details) (Recurring [Member], USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 25,397	$ 61,272	$ 74,421
Investment in stock options related to equity securities			262
Quoted Prices in Active Markets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	25,397	61,272	74,421
Investment in stock options related to equity securities			0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0	0
Investment in stock options related to equity securities			262
Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0	0
Investment in stock options related to equity securities			$ 0